Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total Revenue		$ 67,395,903	$ 302,277,581	$ 257,268,371
Costs of Revenues:
Total costs of revenues		142,988,309	174,591,671	58,095,028
Gross (loss) profit		(75,592,406)	127,685,910	199,173,343
Operating costs and expenses:
Selling expenses		393,458	702,916	1,148,308
General and administrative		13,868,940	7,157,554	14,570,383
Research and development		20,191,147	16,374,310	10,099,575
Realized loss on future contracts		560,492	726,746
Rewards earned from crypto short-term investments (right to receive cryptocurrencies)		(438,266)	(3,653,722)
Change in fair value of cryptocurrencies		23,355,675	8,446,437	(312,722)
Impairment of property and equipment		42,570,833	16,297,933
Total operating costs and expenses		100,502,279	46,052,174	25,505,544
(Loss) income from operations		(176,094,685)	81,633,736	173,667,799
Other (income) expenses:
Foreign exchange loss		189,490	509,319	131,366
Interest income		(942,892)	(1,174,582)	(63,112)
Other (income) expenses, net		(729,507)	1,512,933	26,073
Total other (income) expenses		(1,482,909)	847,670	94,327
(Loss) income before provision for income taxes		(174,611,776)	80,786,066	173,573,472
Current income tax expenses		228,677	16,757,614	34,090,755
Deferred income tax expense (recovery)		2,112,353	(2,112,353)	(278,065)
Income tax expense		2,341,030	14,645,261	33,812,690
Net (loss) income		(176,952,806)	66,140,805	139,760,782
Net (loss) income attributable to non-controlling interest		(94,972)	208,558	52,589
Net (loss) income attributable to ordinary shareholders		(176,857,834)	65,932,247	139,708,193
Total		(176,952,806)	66,140,805	139,760,782
Foreign currency translation adjustment - gain				870
Total comprehensive (loss) income		(176,952,806)	66,140,805	139,761,652
Comprehensive (loss) income attributable to non-controlling interest		(94,972)	208,558	52,589
Comprehensive (loss) income attributable to ordinary shareholders		(176,857,834)	65,932,247	139,709,063
Total		$ (176,952,806)	$ 66,140,805	$ 139,761,652
Basic (losses) earnings per share attribute to BGIN BLOCKCHAIN LIMITED ordinary shareholders (in Dollars per share)	[1]	$ (1.62)	$ 0.61	$ 1.3
Diluted (losses) earnings per share attribute to BGIN BLOCKCHAIN LIMITED ordinary shareholders (in Dollars per share)	[1]	$ (1.62)	$ 0.61	$ 1.3
Weighted average number of Class A and Class B ordinary shares outstanding- Basic (in Shares)	[1]	109,060,159	107,812,503	107,812,503
Weighted average number of Class A and Class B ordinary shares outstanding- Diluted (in Shares)	[1]	109,060,159	107,812,503	107,812,503
Mining revenue
Revenues:
Total Revenue		$ 42,940,318	$ 45,030,201	$ 13,000,074
Sales of mining machines
Revenues:
Total Revenue		15,254,872	192,162,144	219,782,989
Hosting revenue
Revenues:
Total Revenue		3,339,426	6,247,292	482,186
Mining pool revenue
Revenues:
Total Revenue		5,861,287	58,837,944	24,003,122
Costs of mining revenue
Costs of Revenues:
Total costs of revenues		63,333,746	29,711,122	8,451,706
Costs of sales of mining machines
Costs of Revenues:
Total costs of revenues		71,207,327	81,713,511	25,389,335
Costs of hosting revenue [Member]
Costs of Revenues:
Total costs of revenues		2,643,980	4,897,740	488,837
Costs of mining pool revenue [Member]
Costs of Revenues:
Total costs of revenues		$ 5,803,256	$ 58,269,298	$ 23,765,150

[1]	The number of ordinary shares has been retrospectively adjusted for the 1-for-10 share subdivision effected on February 3, 2025 (the “February 2025 Share Subdivision”), the increase of share capital effected on February 3, 2025 (the “Share Capital Increase”) and the issuance of the an aggregate of 19,770,000 Class A ordinary shares and 5,230,000 Class B ordinary shares on February 3, 2025 to existing shareholders of BGIN BLOCKCHAIN LIMITED on a pro rata basis (the “Share Issuance”), and the 1-for-1.4375 share subdivision effected on July 16, 2025 (the “July 2025 Share Subdivision”)